Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Allowances for receivables	$ 39,698	$ 48,401
Shares held in treasury	227,638	1,402,227
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	29,307,583	29,504,379
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	555,556	555,556
Common Class C [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	58,967,502	58,967,502